Deferred Tax Assets And Deferred Tax Liabilities - Summary of Net Balances of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Deferred Tax Assets Offset Amount	¥ (202,261)	¥ (190,400)
Deferred tax assets, Balance after offsetting	3,358,664	3,000,156
Deferred Tax Liabilities, Offset Amount	202,261	190,400
Deferred tax liabilities, Balance after offsetting	¥ (5,733,733)	¥ (5,311,972)